[logo] Legg Mason Wood Walker, Incorporated
100 Light Street,  P.O. Box 1476, Baltimore, MD 21203-1476
410 o 539 o 0000


                                       August 8, 2003


VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Tax-Free Income Fund
                  1933 Act File No. 33-37971
                  1940 Act File No. 811-6223

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Primary Class Prospectus, the Institutional Class Prospectus, and the Statement of Additional Information with respect to the above-referenced fund does not differ from those filed in Post-Effective Amendment No. 18 that was filed electronically on July 24, 2003.

                                       Very truly yours,

                                       /s/ Marc R. Duffy

                                       Marc R. Duffy
                                       Associate General Counsel

MRD:awb